Financial instruments	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Financial instruments	Financial instruments
26.1.    Financial risk management
The Group’s activities expose it to a variety of financial risks: credit risk, market risk (including foreign exchange risk, cash flow or fair value interest rate risk, and price risk), liquidity risk and fraud risk. The Group’s overall financial risk management program seeks to remove or at least minimize potential adverse effects from its financial results. The Group uses derivative financial instruments to mitigate certain risk exposures. It is the Group’s policy that no trading in derivatives for speculative purposes may be undertaken.
Financial risk management is carried out by the global treasury department (“Global treasury”) on the Group level, designed by the integrated risk management team and approved by the Board of Directors. Global treasury identifies, evaluates, and hedges financial risks in close co-operation with the Group’s operating units. On the specific level of the subsidiaries, mostly the operations related to merchant acquiring operation in Brazil, the local treasury department (“Local Treasury”) executes and manages the financial instruments under the specific policies, respecting the Group’s strategy. The Board provides written principles for overall risk management, as well as written policies covering specific areas, such as foreign exchange risk, interest rate risk, credit risk, anti-fraud, use of derivative financial instruments, and non-derivative financial instruments, and investment of surplus liquidity.
The global spread of the COVID-19 pandemic, has negatively impacted the global economy, disrupted supply chains, and created significant volatility in global financial markets, as well as resulted in the temporary or permanent closure of many clients’ stores or facilities. The global and local hikes on rates and the continued turbulence in capital markets may adversely affect the ability to access capital to meet liquidity needs, execute the existing strategy, pursue further business expansion, and maintain revenue growth. The risks are being monitored closely, and the Group intends to follow health and safety guidelines as they evolve.
26.1.1.    Credit risk
Credit risk is defined as the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. Credit risk arises from the group’s exposures to third parties, including in positions classified in cash and cash equivalents, derivative financial instruments and deposits with banks and other financial institutions, as well as from its operating activities, primarily related to accounts receivable from financial institutions licensed by card companies, including outstanding receivables and commitments.
The carrying amount of financial assets reflects the expected credit exposure.
Financial instruments and cash deposits
Credit risk from balances with banks and financial institutions is managed by the Global treasury department and supervised by the integrated risk management team, in accordance with the Group’s internal policies. Investments of surplus funds and the use of derivative instruments are only conducted with carefully selected financial institutions.
Accounts receivable from card issuers
The Group, in accordance with the rules established by payment scheme networks, has instruments to mitigate the risks of accounts receivable from financial institutions licensed by card companies. The Group’s receivables from card issuers are backed by requirements on card issuers to maintain certain guarantees considering the credit risk of the issuer, sales volume, and the residual risk of default of cardholders. This requirement is mandatory for all issuers determined to have credit risk and the amounts are reviewed periodically by the card companies. To date, the Group has not incurred losses from card issuer receivables.
Loans designated at FVPL
The Group's credit risk policy is based on the following internal criteria: classification of customers, usage of the acquiring solution, historical payments performance and trends, default rates, risk-adjusted return on allocated economic capital, and external factors such as: interest rates, benchmark default levels, consumption seasonality, among others.
The Group strictly controls the credit exposure of customers and counterparties, acting to manage expected default levels on a timely basis. Losses are based on the customer's payment history and expected payment patterns per risk and transactions profile.
26.1.2.    Market risk
Market risk is the risk that arises on the possibility of financial loss on the fair value or future cash flows of any financial instrument due to changes in market conditions.
On the ordinary course of the business, the Group incurs in financial transactions subject to market variables, therefore exposed to market risk. Global treasury manages those exposures to minimize the impacts of fluctuations of market prices on the Group’s activities.
Market risk comprises mainly: foreign exchange risk, interest rate risk and equity price risk. The effects of market factors on the financial statements are discussed below.
Financial instruments affected by market risk include loans and borrowings, deposits, derivative financial instruments, cash, and cash equivalents denominated in foreign currencies, and short-term investments denominated in foreign currencies.
Interest rate risk
Short-term investments, loans and financing, and obligations to FIDC quota holders accrues interest at the CDI rate, the Brazilian benchmark floating rate, therefore they incur in future cash flow risk, but do not incur in fair value risk.
The Group’s interest rate risk arises mainly from the discount rate applied to determine the fair value of the Accounts receivable from card issuers and fair value of Loans, and also higher than expected interest expenses accrued on its liabilities. The Group may mitigate its exposure to interest rate risk by assuming a swap position receiving floating and paying fixed rates on the CDI curve.
Foreign currency risk
The Group has both assets and liabilities in foreign currencies. We have operations, cash and short-term investments in multiple countries in Latin America, in addition to TPV processed in foreign exchange. On the other hand, we have relevant capital expenditures (Pin Pads & POS, and datacenter equipment) and regular expenses (cloud and software fees) which are indexed to U.S. dollars. The Global treasury strategy is to hedge the foreign currency-denominated instruments with foreign exchange derivatives to mitigate the effect of the volatility on any currency other than Brazilian Reais. The total foreign currency results on the year ended December 31, 2021 was income of R$8,559 a relatively low financial result, mainly from the interest rate differential on the US$/BRL pair, despite high volatility observed on this pair on the same period, showing a well-balanced risk management.
The bonds issued by the Group are hedged on a cash flow hedge arrangement, in which all critical terms of the bonds (U.S. Dollars denomination, coupon payment schedule, and interest rate) are matched with the hedging instrument.
The Group’s exposure to foreign currency changes for all other currencies is not material.
Equity price risk
Equity price risk is the risk that the fair value of equities decreases as the result of changes in the level of equity indices and individual stocks. The Group incurs in equity price risk, as it holds, as of December 31, 2021, R$1,238,476 in listed and unlisted equity securities.
Risk Assessment: Value-at-Risk and Scenario Analysis
Market risk is managed and monitored, by risk factor, using the value-at-risk (“VaR”) methodology. To integrate all the risk factors, the Group adopts a more conservative approach which consists in summing up all the individual figures.
The Group conducts a study on how market variables would impact the group’s financial statements based on Parametric Value at Risk models.

Risk Factor	Asset/ Liability	VaR 1 day	VaR 10 days	VaR 60 days

Interest rates	Account receivables from credit card issuers	3,941	8,807	25,766
Credit spread on interest rates	Account receivables from credit card issuers	1,126	2,518	7,380
Foreign currency exchange	USD denominated assets/liabilities	91	203	595
Equity price (a)	Listed securities	116,639	276,999	678,505

(a)
The Group holds positions on equity of Banco Inter S.A. (B3: BIDI3; BIDI4; BIDI11). The fluctuation on its prices affects our accounting results but not our adjusted results as we treat this investment as an strategic long term investment, The VaR figures are calculated based on historical data and are suited to estimate the potential financial loss incurred by the company using a level of confidence of 95% on normal market conditions.

The VaR figures are reliable only on normal market conditions, thereby underestimates the large market movements caused by turmoil events on financial markets.
26.1.3.    Liquidity risk
Cash flow forecasting is performed in the operating entities of the Group and aggregated by the Group’s finance team. Group’s finance team monitors rolling forecasts of the Group’s liquidity requirements to ensure it has sufficient cash to meet operational needs while maintaining sufficient headroom on its undrawn borrowing facilities at all times so that the Group does not breach borrowing limits or covenants (where applicable) on any of its borrowing facilities. Such forecasting takes into consideration the Group’s debt financing plans, covenant compliance, compliance with internal balance sheet ratio targets and, if applicable, external regulatory or legal requirements – for example, currency restrictions.
Surplus cash held by the operating entities over and above the balance required for working capital management is transferred to the Local treasury department. Local treasury department invests surplus cash in interest-earning bank accounts, time deposits, money market deposits and marketable securities, choosing instruments with appropriate maturities or sufficient liquidity to provide adequate margin as determined by the above-mentioned forecasts. At the balance sheet date, the Group held short and long-term investments of R$3,231,513 (2020 - R$8,128,058) that are expected to readily generate cash inflows for managing liquidity risk.
The table below analyzes the Group’s non-derivative financial liabilities based on the remaining period at the balance sheet date to the contractual maturity date. Derivative financial liabilities are not included in the analysis as their contractual maturities are not essential for an understanding of the timing of the cash flows. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Less than one year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years

At December 31, 2021
Deposits from banking customers	2,201,861	—	—	—
Accounts payable to clients	15,720,159	3,172	—	—
Trade accounts payable	372,547	—	—	—
Loans and financing	2,924,513	983,537	860,578	2,963,804
Obligations to FIDC quota holders	1,443,868	985,229	—	—
Other liabilities	145,500	32,501	340,144	—
	22,808,448	2,004,439	1,200,722	2,963,804

	Less than one year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years

At December 31, 2020
Deposits from banking customers	900,454	—	—	—
Accounts payable to clients	8,848,038	—	—	—
Trade accounts payable	180,491	—	—	—
Loans and financing	1,197,522	460,318	29,511	41,301
Obligations to FIDC quota holders	2,065,493	1,334,787	1,213,563	—
Other liabilities	10,369	284,972	—	—
	13,202,367	2,080,077	1,243,074	41,301
26.2. Fraud risk
The Group’s exposure to operational risk from fraud is the risk that a misuse, or a wrongful or criminal deception will lead to a financial loss for one of the parties involved on a bankcard transaction. Fraud involving bankcards includes unauthorized use of lost or stolen cards, fraudulent applications, counterfeit or altered cards, and the fraudulent use of a cardholder’s bankcard number for card-not-present transactions.
While the costs of most fraud involving bankcards remain with either the issuing financial institution or the client, the Group is occasionally required to cover fraudulent transactions in the following situations:
•Where clients also contract anti-fraud services rendered by the Group entities; or
•Through the chargeback process if the Group does not follow the minimum procedures, including the timely communication to all involved parties about the occurrence of a fraudulent transaction.
The Group is also exposed to potential liability when fraudulent agents use false identities to access our credit and banking products, which could increase our credit risk exposure as well as our liability towards clients and third parties in case of any damages. Criminals are using increasingly sophisticated methods to engage in illegal activities such as counterfeiting and fraud. Failure to effectively manage risk and prevent fraud would increase our credit liabilities and default rates on our credit solutions, and subject us to potential fines by regulators.
Financial instruments by category
Assets as per statement of financial position

	Amortized cost	FVPL	FVOCI	Total

At December 31, 2021
Short and Long-term investments	—	3,209,604	21,909	3,231,513
Financial assets from banking solution	—	2,346,474	—	2,346,474
Accounts receivable from card issuers	132,605	—	19,153,985	19,286,590
Trade accounts receivable	434,481	511,240	—	945,721
Derivative financial instruments (a)	—	219,324	—	219,324
Receivables from related parties	4,720	—	—	4,720
Other assets (a)	474,557	—	—	474,557
	1,046,363	6,286,642	19,175,894	26,508,899
At December 31, 2020
Short-term investments	—	7,149,889	978,169	8,128,058
Accounts receivable from card issuers	—	—	16,307,155	16,307,155
Trade accounts receivable	151,271	1,646,685	—	1,797,956
Financial assets from banking solution	—	714,907	—	714,907
Derivative financial instruments	—	42,931	172	43,103
Receivables from related parties	7,200	—	—	7,200
Other assets	180,309	—	—	180,309
	338,780	9,554,412	17,285,496	27,178,688

(a)	Derivative financial instruments in the amount of R$201,202 were designated as cash flow hedging instruments, and therefore the effective portion of the hedge is accounted for in the OCI.
Liabilities as per statement of financial position

	Amortized cost	FVPL	FVOCI	Total

At December 31, 2021
Deposits from banking customers	2,201,861	—	—	2,201,861
Accounts payable to clients	15,726,503	—	—	15,726,503
Trade accounts payable	372,547	—	—	372,547
Loans and financing	6,135,215	—	—	6,135,215
Obligations to FIDC quota holders	2,227,174	—	—	2,227,174
Derivative financial instruments	—	23,244	—	23,244
Other liabilities	165,502	328,456	—	493,958
	26,828,802	351,700	—	27,180,502
At December 31, 2020
Deposits from banking customers	900,454	—	—	900,454
Accounts payable to clients	8,848,038	—	—	8,848,038
Trade accounts payable	180,491	—	—	180,491
Loans and financing	1,709,100	—	—	1,709,100
Obligations to FIDC quota holders	4,374,550	—	—	4,374,550
Derivative financial instruments	—	13,574	2,659	16,233
Other liabilities	26,179	269,162	—	295,341
	16,038,812	282,736	2,659	16,324,207
26.3.    Fair value measurement
The table below presents a comparison by class between book value and fair value of the financial instruments of the Group:

	2021			2020
	Book value	Fair value	Hierarchy level	Book value	Fair value	Hierarchy level
Financial assets
Short and Long-term investments (a)	3,231,513	3,231,513	I /II	8,128,058	8,128,058	I /II
Financial assets from banking solution (e)	2,346,474	2,346,474	I	714,907	714,907	I
Accounts receivable from card issuers (b)	19,286,590	19,283,921	II	16,307,155	16,307,155	II
Trade accounts receivable (c) (d)	945,721	945,721	II / III	1,797,956	1,797,956	II/III
Derivative financial instruments (f)	219,324	219,324	II	43,103	43,103	II
Receivables from related parties (c)	4,720	4,720	II	7,200	7,200	II
Other assets (c)	474,557	474,557	II	180,309	180,309	II
	26,508,899	26,506,230		27,178,688	27,178,688
Financial liabilities
Deposits from banking customers (g)	2,201,861	2,201,861	II	900,454	900,454	II
Accounts payable to clients (i)	15,726,503	14,628,794	II	8,848,038	8,692,351	II
Trade accounts payable (c)	372,547	372,547	II	180,491	180,491	II
Loans and financing (h)	6,135,215	6,121,966	II	1,709,100	1,697,588	II
Obligations to FIDC quota holders (h)	2,227,174	2,324,553	II	4,374,550	4,395,035	II
Derivative financial instruments (f)	23,244	23,244	II	16,233	16,233	II
Other liabilities (c) (j)	493,958	493,958	II/III	295,341	295,341	II/III
	27,180,502	26,166,923		16,324,207	16,177,493

(a)
Short and Long-term investments are measured at fair value. Listed securities are classified as level I and unlisted securities classified as level II, for those the fair value is determined using valuation techniques, which employ the use of market observable inputs.

(b)
Accounts receivable from card issuers are measured at FVOCI or at amortized cost, depending on the asset’s contractual cash flow characteristics and the Group’s business model for managing each of them. For those assets measured at FVOCI, fair value is estimated by discounting future cash flows using market rates for similar items. For those assets measured at amortized cost, carrying values are assumed to approximate their fair values, taking into consideration that the realization of these balances and short settlement terms.

(c)
The carrying values of trade accounts receivable, receivables from related parties, other assets, trade accounts payable and other liabilities are measured at amortized cost and are recorded at their original amount, less the provision for impairment and adjustment to present value, when applicable. The carrying values are assumed to approximate their fair values, taking into consideration that the realization of these balances, and settlement terms do not exceed 60 days. These amounts are classified as level II in the hierarchy level.

(d)
Included in Trade accounts receivable there are Loans designated at FVPL with an amount of R$511,240. As of December 31, 2021, this portfolio registered a loss of R$381,430, and total net cashflow effect was an inflow of R$754,015. Loans are measured at fair value through profit or loss and are valued using valuation techniques, which employ the use of market unobservable inputs, and therefore is classified as level III in the hierarchy level.

	2021	2020
At January 1,	1,646,685	124,661
Disbursements	1,155,921	2,112,274
Collections	(1,909,936)	(987,283)
Interest income recognized in the statement of profit or loss as Financial Income	924,775	384,572
Fair value recognized in the statement of profit or loss as Financial income	(1,306,205)	12,461
At December 31	511,240	1,646,685

The significant unobservable inputs used in the fair value measurement of Loans designated at FVPL categorized within Level III of the fair value hierarchy, are the expected loss rate and the discount rate used to evaluate the asset. To calculate expected loss rate, the Company considers a list of assumptions, the main being: an individual projection of client’s transactions, the probability of each contract to default and scenarios of recovery. These main inputs are periodically reviewed, or when there is an event that may affect the probabilities and curves applied to the portfolio.

In determining the discount rate, we consider that the rate should be a current rate commensurate with nature of the loan portfolio and the valuation method used. When rates for actual recent transactions are available and appropriate to reflect the interest rate as of the measurement date, we consider those rates. When such rates are not available, we also obtain non-binding quotes. Based on all available information we make a judgment as to the rate to be used. In prior periods we used the interest rate that we paid to senior holders of FIDCs on recent transactions. Considering we did not raise funding through FIDCs since February 2021 and the changes observed in the benchmark interest rate in Brazil and in the credit markets we currently build an interest rate curve for unsecured loans granted to us based on recent loans obtained and in quotes from financial institutions.

The Group has performed sensitivity analysis considering an increase of 100 basis points in discount rate combined with a decrease of 15% in recovery curve. The result of the combined effect of both changes was a decrease of Loans designated at FVPL in the total amount of R$39,696.

(e)	Financial assets from banking solutions are measured at fair value. Sovereign bonds are priced using quotation from Anbima public pricing method.
(f)
The Group enters into derivative financial instruments with financial institutions with investment grade credit ratings. Non-deliverable forward contracts are valued using valuation techniques, which employ the use of market observable inputs.

(g)	Deposits from banking customers are measured at amortized cost considering the immediate liquidity due to costumers’ payment account deposits.
(h)
Loans and financing, and obligations to FIDC quota holders are measured at amortized cost. Fair values are estimated by discounting future contractual cash flows at the interest rates available in the market that are available to the Group for similar financial instruments.

(i)	Accounts payable to clients are measured at amortized cost. Fair values are estimated by discounting future contractual cash flows at the average of interest rates applicable in prepayment business.
(j)
There are contingent considerations included in other liabilities arising on business combinations that are measured at FVPL. Fair values are estimated in accordance with pre-determined formulas explicit in the contracts with selling shareholders. The amount as of December 31, 2021 is R$328,456 and is classified as level III in the hierarchy level. The movement of the contingent consideration is summarized as follows:

At December 31, 2020	269,162
Additions (Note 29.1.3)	41,666
Business combination (a)	14,605
Remeasurement at fair value recognized in the statement of financial position as Intangible assets – Goodwill (b)	1,759
Remeasurement at fair value recognized in the statement of profit or loss as Other income (expenses), net	(9,881)
Payments	(4,000)
Interest recognized in the statement of profit or loss as Financial expenses, net	15,145
At December 31, 2021	328,456
(a)    Refers to previous values recognized by Linx before the business combination with the Group.
(b)    Adjustments due to final assessments of acquisitions which occurred in 2020 (Note 29.2.3).

The significant unobservable inputs used in the fair value measurement of contingent consideration categorized within Level III of the fair value hierarchy are based on projections of revenue, net debt, number of clients, net margin and the discount rates used to evaluate the liability.

The Group has performed sensitivity analysis considering an increase of 10% and a decrease of 10% in projections of revenue, and number of clients. The result was an increase of contingent consideration in the total amount of R$39,875 considering increase in unobservable inputs and a decrease of contingent consideration in the total amount of R$57,930 considering decrease in unobservable inputs.

For disclosure purposes, the fair value of financial liabilities is estimated by discounting future contractual cash flows at the interest rates available in the market that are available to the Group for similar financial instruments. The effective interest rates at the balance sheet dates are usual market rates and their fair value does not significantly differ from the balances in the accounting records.

As of December 31, 2021 and December 31, 2020, there were no transfers between the fair value measurements of Level I and Level II and between the fair value measurements of Level II and Level III.
26.4.    Hedge accounting - highly probable future imports
During 2020, the Company entered into hedge operations for highly probable transactions related to the purchases of Pin Pads & POS subject to foreign exchange exposure using Non-Deliverable Forward (“NDF”) contracts. The transactions have been elected for hedge accounting and classified as cash flow hedge in accordance with IFRS 9 Financial Instruments.
On January 14, 2021, the Company agreed with Pin Pads & POS providers that new purchases are not indexed to foreign currency, so there are no new hedge operations entered since then and the previously designated operations were discontinued.
The details of the operations and the position of asset, liability and equity as of December 31, 2021 and December 31, 2020 are presented as follows.

					December 31, 2021			December 31, 2020
Notional in US$ (a)	Contracted exchange rate (R$ per US$ 1.00)	Notional in R$ (a)	Trade date	Due date	Effective portion – Gain / (Loss) (b)	Ineffective portion – Revenue / (Expense) (c)	Discontinued hedge accounting – Revenue / (Expense) (d)	Fair value – Asset / (Liability)

3,951	5.40	21,340	07-Jul-20	04-Jan-21	(288)	(518)	—	(806)
(1,100)	5.31	(5,837)	05-Aug-20	04-Jan-21	—	121	—	121
2,900	5.33	15,450	05-Aug-20	01-Feb-21	—	—	430	(418)
(600)	5.26	(3,158)	17-Sep-20	04-Jan-21	—	39	—	39
(150)	5.26	(790)	17-Sep-20	01-Feb-21	—	—	(32)	12
1,900	5.27	10,020	17-Sep-20	01-Mar-21	—	—	487	(165)
2,900	5.63	16,333	21-Oct-20	01-Apr-21	—	—	190	(1,270)
(2,750)	5.20	14,302	14-Jan-21	01-Feb-21	—	—	(756)	—
(1,900)	5.21	9,893	14-Jan-21	01-Mar-21	—	—	(614)	—
(2,900)	5.21	15,118	14-Jan-21	01-Apr-21	—	—	(1,404)	—
				Net amount	(288)	(358)	(1,699)	(2,487)

(a)
Negative amounts represent either hedge transactions designated to eliminate the exchange variation of the original hedges due to (a) reduction in the estimates of future purchases of Pin Pads & POS and (b) elimination of exposure to foreign exchange.

(b)
During the hedge life, this value is recognized in equity, in “Other comprehensive income”, but subsequently (when settled), is reclassified to “Property and equipment,” in the statement of financial position. In accordance with IFRS 9, the amount that has been accumulated in the cash flow hedge reserve shall be directly included in the carrying amount of the related asset if the hedged forecast transaction results in the recognition of a non-financial asset. From March 31, 2021, there is no longer effective portion recognized in equity because all transactions have been settled until this date. The amount of R$1,512 presented in “Other comprehensive income” refers to unsettled transactions on December 31, 2020, that were reclassified to “Property and equipment” in the first quarter of 2021 (R$2,291 gross amount and R$1,512 amount net of tax).

(c)
Recognized in the statement of profit or loss, in “Financial expenses, net”. The ineffectiveness is due to (a) a smaller volume of purchases of Pin Pads & POS than the hedged volume, (b) a commercial discount in the purchase moment, and (c) hedge transactions designated due to reduction in the estimates of future purchases of Pin Pads & POS.

(d)	Recognized in the statement of profit or loss, in “Financial expenses, net.”
26.5.    Hedge accounting – bonds
During 2021, the Company entered into hedge operations to protect its inaugural dollar bonds (Note 17.3.5), subject to foreign exchange exposure using cross-currency swap contracts. The transactions have been elected for hedge accounting and classified as cash flow hedge of the variability of the designated cash flows of the dollar denominated bonds due to changes in the exchange rate. The details of the cross-currency swaps and the position of asset, liability and equity as of December 31, 2021, are presented as follows.

Notional in US$	Notional in R$	Pay rate in local currency	Trade date	Due date	Fair value as of December 31, 2021 – Asset (Liability)	Gain recognized in income (a)	Loss recognized in OCI (b)

50,000	248,500	CDI + 2.94%	23-Jun-2021	16-Jun-2028	25,736	29,717	(3,981)
50,000	247,000	CDI + 2.90%	24-Jun-2021	16-Jun-2028	25,814	31,229	(5,415)
50,000	248,500	CDI + 2.90%	24-Jun-2021	16-Jun-2028	24,307	29,721	(5,414)
75,000	375,263	CDI + 2.99%	30-Jun-2021	16-Jun-2028	33,213	42,042	(8,829)
50,000	250,700	CDI + 2.99%	30-Jun-2021	16-Jun-2028	21,615	27,500	(5,885)
50,000	250,110	CDI + 2.98%	30-Jun-2021	16-Jun-2028	22,209	28,095	(5,886)
25,000	127,353	CDI + 2.99%	15-Jul-2021	16-Jun-2028	8,912	11,737	(2,825)
25,000	127,353	CDI + 2.99%	15-Jul-2021	16-Jun-2028	8,744	11,737	(2,993)
50,000	259,890	CDI + 2.96%	16-Jul-2021	16-Jun-2028	12,290	18,267	(5,977)
25,000	131,025	CDI + 3.00%	06-Aug-2021	16-Jun-2028	5,654	8,046	(2,392)
25,000	130,033	CDI + 2.85%	10-Aug-2021	16-Jun-2028	6,808	9,051	(2,243)
25,000	130,878	CDI + 2.81%	11-Aug-2021	16-Jun-2028	5,900	8,204	(2,304)
				Net amount	201,202	255,346	(54,144)

(a)	Recognized in the statement of profit or loss, in “Financial expenses, net.”
(b)	Recognized in equity, in “Other comprehensive income.”
26.6.    Financial assets from banking solution and deposits from banking customers
Financial assets from banking solution are deposited by the Company in Brazilian Central Bank’s (“BACEN”) custody accounts or in Brazilian National Treasury Bonds, in order to guarantee the deposits from banking customers, as required for companies under BACEN regulation.
In 2021, BACEN has issued a standard in which it states that all payment institutions must collateralize the deposits from banking customers, even if the institution is not yet authorized to operate as such by BACEN, which include one of our subsidiaries. As of December 31, 2020 the amount of R$324,315 was originally presented as part of Account payables to clients and in these financial statements the Group reclassified this amount to Deposits from banking customers.
26.7.    Offsetting of financial instruments
Financial asset and liability balances are offset (i.e. reported in the consolidated statement of financial position at their net amount) only if the Company and its subsidiaries currently have a legally enforceable right to set off the recognized amounts and intend either to settle on a net basis, or to realize the asset and settle the liability simultaneously.
As of December 31, 2021, and 2020, the Group has no financial instruments that meet the conditions for recognition on a net basis.
26.8.    Capital management
The Group’s objectives when managing capital are to safeguard its ability to continue as a going concern to provide returns for shareholders and benefits for other stakeholders, to maintain an optimal capital structure to reduce the cost of capital, and to have resources available for optimistic opportunities.
In order to maintain or adjust the capital structure of the Group, management can make, or may propose to the shareholders when their approval is required, adjustments to the amount of dividends paid to shareholders, return capital to shareholders, issue new shares or sell assets to reduce, for example, debt.
The Group monitors capital based on the adjusted net cash / net debt. Adjusted net cash / net debt is calculated as adjusted cash (including cash and cash equivalents, short-term investments and accounts receivable from card issuers as shown in the consolidated statement of financial position), net of adjusted debt (including accounts payable to clients, current and non-current loans and financing and obligations to FIDC quota holders as shown in the consolidated statement of financial position).
The Group’s strategy is to keep a positive adjusted net cash. The adjusted net cash as of December 31, 2021 and 2020 was as follows:

	2021	2020

Cash and cash equivalents	4,495,645	2,446,990
Short-term investments	1,993,037	8,128,058
Accounts receivable from card issuers	19,286,590	16,307,155
Derivative financial instruments (a)	210,280	24,992
Adjusted cash	25,985,552	26,907,195

Accounts payable to clients	(15,723,331)	(8,848,038)
Loans and financing (b)	(5,861,760)	(1,534,239)
Obligations to FIDC quota holders	(2,227,174)	(4,134,791)
Derivative financial instruments	(23,244)	(16,233)
Adjusted debt	(23,835,509)	(14,533,301)
Adjusted net cash	2,150,043	12,373,894

(a)	Refers to economic hedge of cash and cash equivalents and short-term investments denominated in U.S. dollars;
(b)	Loans and financing were reduced by the effects of leases liabilities recognized under IFRS 16.
Although capital is managed considering the consolidated position, the subsidiaries Stone and MNLT maintain a minimum equity, within the working capital requirements for Accrediting Payment Institutions under the Brazilian Central Bank (“BACEN”) regulations, corresponding to at least 2% of the monthly average of the payment transactions in past 12 months. The subsidiary Stone SCD also maintains a minimum equity required by BACEN for companies that offer credit by its own capital.